Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Schedule of changes in property equipment and accumulated depreciation
	Laboratory equipment	Office equipment	Total
Cost
Balance at January 1, 2020	$53,926	$10,022	$63,948
Additions	7,949	1,736	9,685
Effects of currency translation	5,637	1,067	6,704
Balance at December 31, 2020	$67,512	$12,825	$80,337
Additions	16,706	-	16,706
Disposal	-	(209)	(209)
Effects of currency translation	(5,527)	(919)	(6,446)
Balance at December 31, 2021	$78,691	$11,697	$90,388

Accumulated depreciation
Balance at January 1, 2020	$35,612	$5,521	$41,133
Depreciation	3,818	852	4,670
Effects of currency translation	3,616	581	4,197
Balance at December 31, 2020	$43,046	$6,954	$50,000
Depreciation	5,049	1,318	6,367
Effects of currency translation	(3,308)	(555)	(3,863)
Balance at December 31, 2021	$44,787	$7,717	$52,504